UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

(Address of principal executive offices)  (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:        513-661-3100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

JIC Institutional Bond Fund I	Portfolio of Investments as of March 31, 2010

Fixed Income Securities - Bonds

	Face Value	Fair Value
Finance
Allstate Corporation Senior Unsecured Notes, 5.000% Due 08/15/14	1,500,000	1,602,902
Bank of America Corp Subordinated Notes, 7.400% Due 01/15/11	1,100,000	1,151,256
Bank of New York Notes, 4.950% Due 01/14/11	510,000	527,145
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	1,000,000	1,067,311
BB&T Corporation Senior Unsecured Notes, 5.700% Due 04/30/14	210,000	228,198
BB&T Corporation Subordinated Notes, 4.750% Due 10/01/12	1,000,000	1,055,140
Citigroup Incorporated Notes, 5.125% Due 02/14/11	1,500,000	1,545,356
JP Morgan Chase and Company Senior Subordinated Notes, 6.750% Due 02/01/11	670,000	702,588
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,135,000	1,161,893
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/14	1,000,000	1,080,137
PNC Funding Corporation, 5.125% Due 12/14/10	530,000	546,371
US Bank NA Subordinated Notes, 6.300% Due 02/04/14	500,000	557,609
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	1,000,000	1,065,104
Wachovia Corporation, 5.350% Due 03/15/11	500,000	518,248
Wells Fargo & Company Senior Unsecured Notes, 4.375% Due 01/31/13	500,000	527,672
Wells Fargo Bank Subordinated Notes, 6.450% Due 02/01/11	500,000	523,564
Total Finance: 24.2%		$13,860,492

Industrial
Abbott Laboratories Senior Unsecured Notes, 4.350% Due 3/15/14	1,400,000	1,490,702
American Home Products, Step Up Coupon, 6.950% Due 03/15/11	877,000	930,181
Emerson Electric Corporation Senior Notes, 4.625% Due 10/15/12	1,125,000	1,201,632
General Electric Capital Corp Notes, 6.000% Due 06/15/12	2,000,000	2,168,754
General Electric Company Notes, 5.000% Due 02/01/13	800,000	862,949
IBM Corp, 4.750% Due 11/29/12	1,106,000	1,197,277
Pepsico Incorporated Senior Unsecured Notes, 4.650% Due 02/15/13	1,830,000	1,975,366
Target Corporation Notes, 6.350% Due 01/15/11	1,000,000	1,046,734
Total Industrial: 19.0%		$10,873,595

Utilities
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13	1,000,000	1,141,087
Georgia Power Company Senior Notes, 4.000% Due 01/15/11	1,000,000	1,025,634
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	1,250,000	1,273,876
Verizon Communications Senior Unsecured Notes, 4.350% Due 02/15/13	1,080,000	1,145,533
Total Utilities: 8.0%		$4,586,131

United States Government Agency Obligations
Federal Home Loan Bank, 4.875% Due 12/14/12	2,500,000	2,715,408
Federal Home Loan Mortgage Corporation, 3.000% Due 04/21/14	2,000,000	2,003,336
Federal Home Loan Mortgage Corporation, 3.250% Due 03/18/14	2,000,000	2,038,704
Federal National Mortgage Assocation Notes, Step Up Coupon 2.500% Due 12/17/15	2,500,000	2,480,448
Federal National Mortgage Association Notes (Callable 9/29/10 @ $100), 3.125% Due 09/29/14	2,000,000	2,004,584
Federal National Mortgage Association Notes, Step Up Coupon 2.000% Due 03/26/15	2,500,000	2,491,360
Tennessee Valley Authority, 5.625% Due 01/18/11	1,000,000	1,041,635
Total United States Government Agency Obligations: 25.8%		$14,775,474

United States Government Agency Obligations - Mortgage-Backed Securities
Fed. Nat'l Mortgage Assoc. CMO Pool 2003-20 Class HR, 4.500% Due 10/25/16	148,396	150,916
Federal Home Loan Bank CMO Series 00-0582 Class H, 4.750% Due 10/25/10	937,288	963,649
Freddie Mac Gold MBS 7 Year Balloon, 5.000% Due 11/1/10	226,456	229,953
Government Nat'l Mortgage Assoc. CMO Pool 2004-95 Class QA, 4.500% Due 3/20/34	441,690	464,404
Total United States Government Agency Obligations- Mortgage-Backed Securities: 3.2%		$1,808,922

United States Government Treasury Obligations
United States Treasury Note, 4.125% Due 08/31/12	2,000,000	2,138,126
United States Treasury Note, 4.000% Due 11/15/12	2,000,000	2,138,126
United States Treasury Note, 4.000% Due 04/15/10	1,750,000	1,753,077
Total United States Government Treasury Obligations: 10.6%		$6,029,329

Total Fixed Income - Bonds: 90.8%		$51,933,942
(Fixed Income Identified Cost $50,218,872)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.08% yield*		4,765,080
Total Cash Equivalents: 8.3%		$4,765,080
(Cash Equivalents Identified Cost $4,765,080)

Total Portfolio Value: 99.1%		$56,699,022
(Total Portfolio Identified Cost $54,983,952)

Other Assets Less Liabilities 0.9% . . .		$496,014

Total Net Assets 100.0%		$57,195,035

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.

JIC Institutional Bond Fund II	Portfolio of Investments as of March 31, 2010

Fixed Income Securities - Bonds

	Face Value	Fair Value
Finance
Bank of America Corporation Senior Notes, 7.375% Due 05/15/14	300,000	337,362
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	989,658
Bank of New York Mellon Senior Subordinated Notes, 5.500% Due 12/01/17	1,500,000	1,557,851
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,050,676
Citigroup Incorporated Notes, 6.000%, 02/21/12	750,000	795,806
Citigroup Incorporated Subordinated Notes, 5.000%, 09/15/14	1,000,000	999,575
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/17	1,000,000	990,227
JP Morgan Chase and Company Senior Unsecured Notes, 6.000% Due 01/15/18	1,000,000	1,085,702
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,056,000	1,081,021
Morgan Stanley Dean Witter, 4.250% Due 05/15/10	830,000	833,000
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	490,000	500,779
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	640,000	692,166
US Bank, 4.950% Due 10/30/14	615,000	655,394
US Bank, 6.375% Due 08/01/11	650,000	692,318
Wachovia Corp., 5.250% Due 08/01/14	1,180,000	1,240,652
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,000,000	1,057,291
Total Finance: 25.6%		$14,559,477

Industrial
Abbott Laboratories Senior Unsecured Notes, 5.600% Due 05/15/11	1,200,000	1,261,448
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,040,907
General Electric Capital Corporation Notes, 6.000% Due 06/15/12	1,550,000	1,680,784
IBM Corporation, 4.750% Due 11/29/12	1,100,000	1,190,782
Lowes Companies, Inc., 8.250% Due 06/01/10	390,000	393,750
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/19	1,000,000	1,061,770
Pepsico Incorporated Senior Unsecured Notes, 7.900% Due 11/01/18	1,000,000	1,240,564
Target Corporation, 6.350% Due 01/15/11	400,000	418,694
United Technologies, 7.125% Due 11/15/10	1,054,000	1,096,877
Wal-Mart Stores Incorporated Senior Unsecured Notes, 5.800% Due 02/15/18	600,000	669,602
Wal-Mart Stores Incorporated Senior Unsecured Notes, 7.500% Due 02/15/30	500,000	617,986
Total Industrial: 18.8%		$10,673,164

Utilities
Alabama Power Company Senior Notes, 5.200% Due 01/15/16	715,000	770,846
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13	500,000	570,544
Georgia Power Company Senior Notes, 5.125% Due 11/15/12	685,000	743,244
National Rural Utilities, 10.375% Due 11/01/18	500,000	666,049
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/18	1,100,000	1,165,868
Total Utilities: 6.9%		$3,916,549

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	1,600,000	1,713,723
Federal Home Loan Bank, 5.375% Due 05/18/16	500,000	556,352
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,613,279
Federal National Mortgage Association Notes, Step Up Coupon, 2.000% Due 03/26/15	2,500,000	2,491,360
Federal National Mortgage Association Notes (Callable 10/29/10 @ $100), 3.000% Due 10/29/14	2,500,000	2,504,295
Federal Home Loan Mortgage Corporation, 3.000% Due 04/21/14	1,000,000	1,001,668
Tennessee Valley Authority, 6.250% Due 12/15/17	825,000	953,422
Tennessee Valley Authority, 7.140% Due 05/23/12	150,000	168,180
Total United States Government Agency Obligations: 19.3%		$11,002,279

United States Government Agency Obligations - Mortgage Backed Securities
Fed. Home Loan Mortg. Corp CMO Pool 2963 Cl. DM, 5.500% Due 08/15/33	1,875,000	2,000,623
Fed. Home Loan Mortg. Corp CMO Pool 3098 Cl. KE, 5.500% Due 09/15/34	2,000,000	2,137,200
Freddie Mac CMO Pool 2532 Class PG, 5.500% Due 07/15/31	734,186	759,743
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/25	800,000	864,730
Freddie Mac CMO Pool 3174 Class PY, 5.000% Due 08/15/19	1,000,000	1,044,573
Total United States Government Agency Obligations - Mortgage Backed Securities: 12.0%		$6,806,869

United States Government Treasury Obligations
United States Treasury Bond, 4.000% Due 02/15/14	2,500,000	2,687,698
United States Treasury Bond, 4.500% Due 02/15/16	300,000	326,883
United States Treasury Bond, 4.500% Due 11/15/15	1,500,000	1,639,454
United States Treasury Note, 4.125% Due 05/15/15	2,000,000	2,151,564
Total United States Government Treasury Obligations: 12.0%		$6,805,598

Sovereign Bonds
Province of Ontario (Canada) Senior Unsecured Notes, 4.950% Due 11/28/16	1,000,000	1,084,640
Total Sovereign Bonds: 1.9%		$1,084,640

Taxable Municipal Bonds
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100) 7.589% Due 07/01/37	1,000,000	1,053,330
Total Taxable Municipal: 1.8%		$1,053,330

Total Fixed Income - Bonds: 98.3%		$55,901,905
(Fixed Income Identified Cost $53,246,095)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.08% yield*		305,577
Total Cash Equivalents: 0.5%		$305,577
(Cash Equivalents Identified Cost $305,577)

Total Portfolio Value: 98.8%		$56,207,482
(Total Portfolio Identified Cost $53,551,672)

Other Assets Less Liabilities 1.2%		$659,359

Total Net Assets 100.0%		$56,866,841

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.

JIC Institutional Bond Fund III	Portfolio of Investments as of March 31, 2010

Fixed Income Securities - Bonds

	Face Value	Fair Value
Finance
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,600,000	1,583,453
Bank of New York Mellon, Senior Unsecured Notes, 5.450% Due 05/15/19	1,400,000	1,484,760
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,050,676
Citigroup Incorporated Notes, 6.000% Due 02/21/12	750,000	795,806
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/17	1,000,000	990,227
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,040,907
J.P. Morgan and Company Subordinated Notes, 5.250% Due 01/30/13	1,000,000	1,075,421
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,056,000	1,081,021
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	1,000,000	1,021,998
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	500,000	540,755
Suntrust Banks Inc., 7.750% Due 05/01/10	500,000	502,240
US Bank Subordinated Notes, 4.800% Due 04/15/15	1,500,000	1,595,145
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/14	980,000	1,030,372
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,650,000	1,744,530
Total Finance: 28.6%		$15,537,310

Industrial
Abbott Laboratories, Senior Unsecured Notes, 5.875% Due 05/15/16	1,000,000	1,132,134
Emerson Electric Corporation Senior Notes, 5.375% Due 10/15/17	1,117,000	1,195,575
General Electric Capital Corporation, 6.000% Due 06/15/12	1,000,000	1,084,377
General Electric Company Notes, 5.000% Due 02/01/13	500,000	539,343
IBM Corporation Senior Unsecured Notes, 5.700% Due 09/14/17	1,820,000	2,019,983
Lowes Companies, Inc., 8.250% Due 06/01/10	500,000	504,808
Procter & Gamble Company, 5.500% Due 02/01/34	1,000,000	1,003,882
Target Corporation, 6.350% Due 01/15/11	400,000	418,694
United Technologies Corporation Senior Notes, 5.375% Due 12/15/17	1,000,000	1,080,276
Wal-Mart Stores Incorporated Senior Unsecured Notes,7.500% Due 02/15/30	1,500,000	1,853,957
Total Industrial: 19.9%		$10,833,029

Utilities
Alabama Power Company Senior Notes, 5.200% Due 1/15/16	715,000	770,846
Georgia Power Company Unsubordinated Notes, 5.700% Due 06/01/17	425,000	466,542
National Rural Utilities Corporation Collateral Trust, 5.450% Due 04/10/17	800,000	852,286
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/18	1,000,000	1,059,880
Total Utilities: 5.8%		$3,149,553

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	2,000,000	2,142,154
Federal Farm Credit Bank, 5.875% Due 10/03/16	2,025,000	2,319,160
Federal Home Loan Bank, 5.130% Due 05/24/13	800,000	879,532
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,118,241
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	800,000	843,113
Tennessee Valley Authority, 4.875% Due 12/15/16	500,000	536,817
Tennessee Valley Authority, 6.250% Due 12/15/17	500,000	577,832
Tennessee Valley Authority, 7.125% Due 05/01/30	2,250,000	2,771,039
Total United States Government Agency Obligations: 20.6%		$11,187,887

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp., Pool 2877 Class AL, 5.000% Due 10/15/24	350,000	371,365
Federal Home Loan Mortgage Corp., Pool 2963 Class DM, 5.500% Due 08/15/33	2,000,000	2,133,998
Federal Home Loan Mortgage Corp., Pool 2985 Class GE, 5.500% Due 06/15/25	700,000	756,638
Freddie Mac CMO, Pool 3174 Class PY, 5.000% Due 08/15/19	835,000	872,218
Freddie Mac CMO, Series 3289 Class ND, 5.500% Due 06/15/35	875,000	935,610
Government National Mortgage Association, 5.500% Due 02/15/17	132,247	142,555
Total United States Government Agency Obligations - Mortgage Backed Securities: 9.6%		$5,212,384

United States Government Treasury Obligations
United States Treasury Bond, 4.500% Due 02/15/16	2,000,000	2,179,220
United States Treasury Note, 4.625% Due 02/15/17	800,000	871,938
United States Treasury Note, 4.125 Due 05/15/15	1,200,000	1,290,938
Total United States Government Treasury Obligations: 8.0%		$4,342,096

Taxable Municipal Bonds
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100) 7.589% Due 07/01/37	1,785,000	1,880,194
Total Taxable Municipal: 3.5%		$1,880,194

Total Fixed Income - Bonds: 96.0%		$52,142,453
(Fixed Income Identified Cost $49,412,519)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.08% yield*		1,523,812
Total Cash Equivalents: 2.8%		$1,523,812
(Cash Equivalents Identified Cost $1,523,812)

Total Portfolio Value: 98.8%		$53,666,265
(Total Portfolio Identified Cost $50,936,331)

Other Assets Less Liabilities 1.2%		$655,392

Total Net Assets 100.0%		$54,321,657

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2010

Fixed Income Securities - Bonds

	Face Value	Fair Value
Finance
Allstate Corporation Senior Unsecured Notes, 6.200% Due 05/16/14	1,000,000	1,113,074
American Express Senior Unsecured Notes, 5.250% Due 09/12/11	1,000,000	1,044,874
Bank of America Corporation, 7.500% Due 03/15/12	500,000	544,510
Bank of America Subordinated Notes, 7.125% Due 10/15/11	800,000	860,334
Bank of New York Mellon, 6.375% Due 04/01/12	1,010,000	1,100,844
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	500,000	533,656
BB&T Corporation Subordinated Notes, 6.500% Due 08/01/11	1,000,000	1,058,164
JP Morgan Chase and Company Senior Unsecured Notes, 4.750% Due 05/01/13	500,000	532,942
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,010,000	1,061,519
Morgan Stanley Dean Witter Unsubordinated Note, 6.750% Due 04/15/11	1,000,000	1,055,912
PNC Funding Corporation Bank Guarantee Notes, 5.125% Due 12/14/10	750,000	773,167
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	355,000	383,936
US Bank NA Subordinated Notes, 6.300% Due 02/04/14	1,030,000	1,148,675
Wells Fargo & Company Senior Unsecured Notes, 4.375% Due 01/31/13	1,000,000	1,055,344
Total Finance: 27.1%		$12,266,949

Industrial
General Electric Capital Corp Notes, 6.000% Due 6/15/12	2,313,000	2,508,164
General Mills Incorporated Senior Unsecured Notes, 6.000% Due 02/15/12	500,000	544,018
IBM Corporation, 7.500% Due 06/15/13	550,000	640,884
Kellogg Corporation Senior Unsecured Notes, 5.125% Due 12/03/12	1,000,000	1,083,691
Kraft Foods Incorporated Senior Unsecured Notes, 6.000% Due 02/11/13	598,000	656,337
Kroger Company Senior Unsecured Notes, 5.500% Due 02/01/13	705,000	761,303
Potash Corporation of Saskatchewan Senior Unsecured Notes, 5.250% Due 05/15/14	500,000	540,551
United Technologies Corporation Notes, 7.125% Due 11/15/10	444,000	462,062
XTO Energy Incorporated Senior Unsecured Notes, 5.900% Due 08/01/12	500,000	549,086
Total Industrials: 17.1%		$7,746,096

Utilities
Alabama Power Company Notes, 4.700% Due 12/01/10	275,000	282,148
Duke Energy Corporation Senior Unsecured Notes, 6.300% Due 02/01/14	815,000	907,904
Midamerican Energy Holdings, Senior Unsecured Notes, 5.875% Due 10/01/12	510,000	556,734
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	250,000	254,775
National Rural Utilities Collateral Trust, 5.500% Due 07/01/13	300,000	328,739
Verizon Global Funding Corporation Senior Unsecured Notes, 7.250% Due 12/01/10	800,000	834,729
Virginia Electric & Power Company Senior Unsecured Notes, 5.100% Due 11/30/12	500,000	544,551
Total Utilities: 8.2%		$3,709,580

Municipal Bonds
Campbell, Kenton, & Boone Counties Kentucky Sanitation District Revenue
Build America Bonds (Federally Taxable), 3.500% Due 08/01/13	380,000	384,989
Total Municipal Bonds: 0.8%		$384,989

United States Government Agency Obligations
Federal Home Loan Mortgage Corporation Notes, 3.250% Due 06/25/14	1,000,000	1,007,116
Federal National Mortgage Association Notes, (Callable 8/25/10 @ $100) 3.500% Due 08/25/14	2,000,000	2,020,218
Federal Home Loan Mortgage Corporation, 3.000% Due 04/21/14	1,000,000	1,001,668
Federal National Mortgage Association Notes, Step Up Coupon, 2.000% Due 03/26/15	1,500,000	1,494,816
Federal National Mortgage Association Notes, (Callable 9/29/10 @ $100) 3.125% Due 09/29/14	2,000,000	2,004,584
Total United States Government Agency Obligations: 16.6%		$7,528,402

United States Government Agency Obligations - Mortgage Backed Securities
Fannie Mae CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	578,960	616,694
Federal Home Loan Bank CMO Series 00-0582 Cl. H, 4.750% Due 10/25/10	468,644	481,824
Federal National Mortgage CMO Pool 2003-20 Cl. HR, 4.500% Due 10/25/16	148,026	150,540
Freddie Mac Gold 7 Year Balloon, 4.500% Due 05/01/12	247,801	254,176
Total United States Government Agency Obligations - Mortgage Backed Securities: 3.3%		$1,503,235

United States Government Treasury Obligations
United States Treasury Bill, 0.000% Due 09/23/10 (a)**	7,500,000	7,491,564
Total United States Government Treasury Obligations: 16.5%		$7,491,564

Total Fixed Income - Bonds: 89.6%		$40,630,815
(Fixed Income Identified Cost $39,713,020)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund 0.08% yield*		4,466,263
Total Cash Equivalents: 9.8%		$4,466,263
(Cash Equivalents Identified Cost $4,466,263)

Total Portfolio Value: 99.4%		$45,097,078
(Total Portfolio Identified Cost $44,179,283)

Other Assets Less Liabilities 0.6%		$250,545

Total Net Assets: 100.0%		$45,347,623

Futures Contracts	Long	Unrealized
	Contracts	Appreciation
E-mini Standard & Poors 500 expiring June 2010	767	$751,660
(Notional Value of $44,847,641)

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.
** Non-income producing security
(a) - Pledged as collateral on Futures Contracts

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2010

Common Stocks
	Shares	Fair Value

Air Products and Chemicals, Inc.	20,950	1,549,253
BHP Billiton Ltd., - ADR**	16,000	1,285,120
Monsanto Company	14,250	1,017,735
Praxair, Inc.	19,300	1,601,900
Total For Materials: 10.5%		$5,454,008

3M Company	12,345	1,031,672
Emerson Electric Company	20,190	1,016,365
ITT Corporation	29,930	1,604,547
Total For Industrials: 7.0%		$3,652,584

AT&T Incorporated	36,000	930,240
Verizon Communications	28,030	869,491
Total For Telecomm Services: 3.5%		$1,799,731

Coca Cola Company	18,000	990,000
Kellogg Company	37,100	1,982,253
Nestle SA - ADR**	31,600	1,616,972
Pepsico, Incorporated	24,435	1,616,620
Procter & Gamble Company	32,660	2,066,398
Wal-Mart Stores, Inc.	27,500	1,529,000
Total For Consumer Staples: 18.8%		$9,801,243

Comcast Corporation - Class A Special	60,450	1,086,287
McDonald's Corporation	30,900	2,061,648
Nike, Inc. - Class B	14,500	1,065,750
Total For Consumer Discretionary: 8.1%		$4,213,685

Chevron Corporation	19,335	1,466,173
Petroleo Brasileiro SA - ADR**	21,400	952,300
Schlumberger Ltd.	17,200	1,091,512
Spectra Energy Corporation	45,700	1,029,621
Statoil ASA - ADR**	58,500	1,364,805
Transocean Ltd.*	12,630	1,090,979
Total For Energy: 13.4%		$6,995,390

Allstate Corporation	32,685	1,056,052
Bank of New York Mellon Corp	55,142	1,702,785
RenaissanceRe Holdings, Ltd.	18,500	1,050,060
Total For Financial Services: 7.3%		$3,808,897

Abbott Laboratories	28,780	1,516,130
Bard (C.R.), Incorporated	18,950	1,641,449
Becton, Dickinson and Company	18,770	1,477,762
Bristol-Myers Squibb Company	39,200	1,046,640
Medtronic, Inc.	23,000	1,035,690
Novartis AG - ADR**	28,380	1,535,358
Total For Health Care: 15.9%		$8,253,030

Accenture PLC - Class A	26,600	1,115,870
International Business Machines Corporation	8,000	1,026,000
Microsoft Corporation	34,485	1,009,979
Nokia Corporation - ADR**	79,000	1,227,660
Qualcomm, Inc.	23,000	965,080
Total For Information Technology: 10.3%		$5,344,589

Dominion Resources	23,310	958,274
FPL Group, Inc.	32,620	1,576,525
Total For Utilities: 4.9%		$2,534,799

Total Common Stocks: 99.7%		$51,857,954
(Common Stock Identified Cost $45,927,151)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.08% yield ***		86,064
Total Cash Equivalents: 0.2%		$86,064
(Cash Equivalents Identified Cost $86,064)

Total Portfolio Value: 99.9%		$51,944,018
(Total Portfolio Identified Cost $46,013,215)

Other Assets Less Liabilities: 0.1%		$75,120

Total Net Assets: 100.0%		$52,019,139

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.

GROWTH FUND	Portfolio of Investments as of March 31, 2010

Common Stocks
	Shares	Fair Value

Monsanto Company	15,600	1,114,152
Potash Corporation of Saskatchewan, Inc.	6,690	798,452
Praxair, Inc.	9,950	825,850
Vale - ADR **	30,100	968,919
Total For Materials: 8.8%		$3,707,373

Emerson Electric Company	19,000	956,460
Norfolk Southern Corporation	16,100	899,829
Total For Industrials: 4.4%		$1,856,289

Kellogg Company	22,400	1,196,832
Pepsico, Incorporated	13,300	879,928
Procter & Gamble Company	20,200	1,278,054
Total For Consumer Staples: 7.9%		$3,354,814

Gamestop Corporation - Class A*	46,400	1,016,624
Kohl's Corporation*	14,900	816,222
McDonald's Corporation	18,710	1,248,331
Wal-Mart Stores, Inc.	22,680	1,261,008
Total For Consumer Discretionary: 10.3%		$4,342,185

Chevron Corporation	10,220	774,983
CNOOC Limited - ADR**	7,840	1,294,227
Petroleo Brasileiro S.A. - ADR **	28,300	1,259,350
Schlumberger Ltd.	18,675	1,185,116
Statoil ASA - ADR **	35,600	830,548
Transocean Ltd.*	9,695	837,454
Total For Energy: 14.6%		$6,181,677

Bank of New York Mellon Corp	43,685	1,348,993
JP Morgan Chase & Company	29,420	1,316,545
RenaissanceRe Holdings Ltd.	15,000	851,400
State Street Corporation	20,000	902,800
Total For Financial Services: 10.4%		$4,419,738

Abbott Laboratories	22,180	1,168,442
Celgene Corp*	20,630	1,278,235
Gilead Sciences Inc*	27,640	1,256,791
Johnson & Johnson	18,960	1,236,192
Medco Health Solutions, Inc.*	13,200	852,192
Medtronic, Inc.	18,200	819,546
Novartis AG - ADR**	16,050	868,305
Sanofi-Aventis S.A. - ADR **	21,500	803,240
Varian Medical Systems, Inc.*	16,730	925,671
Total For Health Care: 21.8%		$9,208,614

Accenture PLC - Class A	21,000	880,950
Apple Computer, Incorporated*	3,880	911,800
Applied Materials, Incorporated	68,000	915,790
Cisco Systems, Inc.*	34,700	903,241
Google Inc. - Class A*	2,220	1,259,006
International Business Machines Corp.	6,400	820,800
Microsoft Corporation	28,000	820,050
Qualcomm, Inc.	20,400	855,984
Research in Motion Ltd.*	12,570	929,803
Total For Information Technology: 19.6%		$8,297,424

FPL Group	17,000	821,610
Total For Utilities: 1.9%		$821,610

Total Common Stocks: 99.7%		$42,189,724
(Common Stock Identified Cost $38,291,680)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.08% yield ***		118,539
Total Cash Equivalents: 0.3%		$118,539
(Cash Equivalents Identified Cost $118,539)

Total Portfolio Value: 100.0%		$42,308,263
(Total Portfolio Identified Cost $38,410,219)

Other Assets Less Liabilities: (0.0%)		$6,116

Total Net Assets: 100.0%		$42,314,379

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.

DYNAMIC GROWTH FUND	Portfolio of Investments as of March 31, 2010

Common Stocks

	Shares	Fair Value

BHP Billiton Ltd. - ADR**	3,290	264,253
Monsanto Company	4,860	347,101
Potash Corporation of Saskatchewan, Inc.	3,150	375,953
Vale - ADR **	9,300	299,367
Total For Materials: 9.8%		$1,286,674

Cummins, Incorporated	4,320	267,624
Emerson Electric Company	5,250	264,285
General Cable*	7,760	209,520
Norfolk Southern Corporation	7,610	425,323
Total For Industrials: 8.9%		$1,166,752

PepsiCo, Incorporated	4,200	277,872
Procter & Gamble Company	7,680	485,914
Total For Consumer Staples: 5.8%		$763,786

Gamestop Corporation - Class A*	14,050	307,836
O'Reilly Automotive, Inc.*	10,000	417,100
Total For Consumer Discretionary: 5.5%		$724,936

Chesapeake Energy Corporation	17,350	410,154
CNOOC Limited - ADR**	1,620	267,430
Petroleo Brasileiro S.A. - ADR **	9,110	405,395
Schlumberger Ltd.	4,200	266,532
Transocean Ltd.*	6,197	535,297
Total For Energy: 14.4%		$1,884,807

Bank of New York Mellon Corp	13,286	410,272
Goldman Sachs Group, Inc.	1,600	273,008
J.P. Morgan Chase & Company	9,230	413,043
Total For Financial Services: 8.4%		$1,096,322

Becton, Dickinson and Company	3,330	262,171
Celgene Corp*	6,690	414,512
Gilead Sciences Inc*	11,350	516,085
Medco Health Solutions, Inc.*	6,020	388,651
Varian Medical Systems, Inc.*	5,500	304,315
Vertex Pharmaceuticals Incorporated	7,025	287,112
Total For Health Care: 16.6%		$2,172,846

Adobe Systems Incorporated*	7,200	254,664
Apple Inc.*	1,770	415,950
Applied Materials, Inc.	36,600	492,911
Cisco Systems, Inc.*	15,160	394,615
Cognizant Technology Solutions Corporation*	7,800	397,644
Google Inc. - Class A*	700	396,984
McAfee, Inc.*	6,220	249,609
Microsoft Corporation	8,480	248,358
Qualcomm, Inc.	6,220	260,991
Research in Motion Ltd*	5,350	395,740
Total For Information Technology: 26.8%		$3,507,465

Total Common Stocks: 96.2%		$12,603,587
(Common Stock Identified Cost $11,468,175)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.08% yield ***		626,037
Total Cash Equivalents: 4.8%		$626,037
(Cash Equivalents Identified Cost $626,037)

Total Portfolio Value: 101.0%		$13,229,624
(Total Portfolio Identified Cost $12,094,212)

Liabilities Less Other Assets: (1.0%)		$(124,562)

Total Net Assets: 100.0%		$13,105,061

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.

DISCIPLINED LARGE-CAP FUND	Portfolio of Investments as of March 31, 2010

Common Stocks
	Shares	Fair Value

Alcoa Inc.	3,700	52,688
Freeport-McMoran Copper & Gold Inc.	700	58,478
International Paper Company	5,600	137,816
Total For Materials: 4.1%		$248,982

ITT Corporation	1,300	69,693
L-3 Communications Holdings Inc	1,080	98,960
Lockheed Martin Corporation	560	46,603
Northrop Grumman	1,390	91,142
Republic Services, Inc.	2,100	60,942
Total for Industrials: 6.1%		$367,341

MetroPCS Communications, Inc.*	8,600	60,888
Total for Telecomm Services: 1.0%		$60,888

CVS Caremark Corporation	1,400	51,184
Sara Lee Corporation	4,200	58,506
Tyson Foods Incorporated - Class A	5,000	95,750
Whole Foods Market, Inc.*	2,100	75,915
Total For Consumer Staples: 4.6%		$281,355

Amazon.com, Inc.*	400	54,308
Big Lots, Inc.*	2,300	83,766
Comcast Corporation - Class A	3,500	65,905
DeVry Inc.	1,000	65,200
Family Dollar Stores	1,500	54,915
Ford Motor Company*	5,900	74,163
GameStop Corp.*	2,400	52,584
H&R Block Incorporated	3,000	53,400
Johnson Controls, Inc.	1,900	62,681
Limited Brands, Inc.	3,000	73,860
Newell Rubbermaid, Inc.	4,500	68,400
Office Depot, Inc.*	7,800	62,244
Ross Stores, Inc.	1,300	69,511
Sears Holdings Corporation*	800	86,744
The TJX Companies, Inc.	1,400	59,528
Whirlpool Corporation	700	61,075
Total For Consumer Discretionary: 17.3%		$1,048,284

Diamond Offshore Drilling	600	53,286
Southwestern Energy Company*	2,000	81,440
Tesoro Petroleum Corporation	2,800	38,920
Total For Energy: 2.9%		$173,646

Aflac Incorporated	2,500	135,725
American International Group, Inc.*	2,400	81,936
Ameriprise Financial, Inc.	1,900	86,184
Bank of America Corporation	5,200	92,820
Berkshire Hathaway Inc. - Class B*	1,000	81,270
Capital One Financial Corp.	1,400	57,974
CB Richard Ellis Group, Inc.*	4,300	68,155
Discover Financial	6,600	98,340
E Trade Financial Corporation*	34,300	56,681
Fifth Third Bancorp	4,500	61,020
Genworth Financial, Inc. - Class A*	4,800	88,032
Goldman Sachs Group, Inc.	320	54,602
Hartford Financial Services Group, Inc.	3,800	107,996
Hudson City Bancorp, Inc.	7,300	103,441
J.P. Morgan Chase & Company	2,400	107,400
KeyCorp	8,000	62,000
PNC Financial Services Group, Inc.	1,100	65,670
Prudential Financial, Inc.	1,200	72,600
Unum Group	2,500	61,925
Wells Fargo & Company	2,600	80,912
Total For Financial Services: 26.8%		$1,624,682

AmerisourceBergen Corporation	4,240	122,621
Cardinal Health, Inc.	1,600	57,648
Coventry Health Care, Inc.*	2,600	64,272
Express Scripts, Inc.*	800	81,408
Gilead Sciences, Inc.*	800	36,376
Hospira, Inc.*	1,000	56,650
Humana Incorporated*	1,400	65,478
Intuitive Surgical, Inc.*	170	59,182
McKesson HBOC, Inc.	1,000	65,720
Medco Health Solutions, Inc.*	950	61,332
Mylan Inc.*	3,000	68,130
Tenet Healthcare*	9,700	55,484
Total For Health Care: 13.1%		$794,301

Advanced Micro Devices, Inc.*	6,800	63,036
Apple, Inc.*	500	117,500
Broadcom Corp*	3,500	116,200
CA Inc.	2,700	63,369
Cognizant Technology Solutions Corp.*	1,300	66,274
Computer Sciences Corporation*	2,100	114,429
Harris Corporation	1,100	52,239
Jabil Circuit, Inc.	9,160	148,300
Micron Technology, Inc.*	6,400	66,368
NVIDIA Corporation*	3,300	57,420
Red Hat, Inc.*	2,000	58,540
Salesforce.com, Inc.*	1,100	81,895
SanDisk Corporation*	2,100	72,723
Teradyne, Inc.*	5,600	62,552
Western Digital Corporation*	1,500	58,485
Total For Information Technology: 19.8%		$1,199,330

CMS Energy Corporation	3,400	52,564
Constellation Energy Group, Inc.	1,600	56,176
Northeast Utilities Company	2,200	60,808
Total For Utilities: 2.8%		$169,548

Total Common Stocks: 98.5%		$5,968,358
(Common Stock Identified Cost $4,895,122)

Real Estate Investment Trusts (REITs)
Public Storage, Inc.	700	64,393
Total REITs: 1.1%		$64,393
(REIT Identified Cost $48,052)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.08% yield **		28,985
Total Cash Equivalents: 0.5%		$28,985
(Cash Equivalents Identified Cost $28,985)

Total Portfolio Value: 100.1%		$6,061,736
(Total Portfolio Identified Cost $4,972,159)

Liabilities Less Other Assets: (0.1%)		$(8,400)

Total Net Assets: 100.0%		$6,053,335

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of March 31, 2010

Common Stocks

	Shares	Fair Value

Ashland, Incorporated	9,000	474,930
Cabot Corporation	15,000	456,000
Commercial Metals Company	16,200	243,972
Huntsman Corporation	45,300	545,865
International Paper Company	26,400	649,704
Lubrizol Corporation	3,700	339,364
Reliance Steel & Aluminum	7,200	354,456
RPM International	13,200	281,688
Schnitzer Steel Industries, Inc.	7,800	409,734
Temple-Inland Incorporated	19,800	404,514
Total For Materials: 9.6%		$4,160,227

Carlisle Companies, Inc.	8,100	308,610
General Cable Corporation*	11,000	297,000
L-3 Communications Holdings Inc.	3,300	302,379
Masco Corporation	20,000	310,400
Oshkosh Corporation	7,200	290,448
Republic Services, Inc.	10,400	301,808
Shaw Group, Inc.*	7,000	240,940
Trinity Industries	20,700	413,172
Waste Connections, Inc.*	9,500	322,620
Total For Industrials: 6.4%		$2,787,377

MetroPCS Communications, Inc.*	45,600	322,848
tw telecom inc.*	24,100	437,656
Total For Telecommunications: 1.7%		$760,504

Del Monte Foods Company	25,700	375,220
Green Mountain Coffee Roasters, Inc.*	4,000	387,480
Herbalife LTD.	11,300	521,156
NBTY, Inc.*	6,300	302,274
Sara Lee Corporation	21,200	295,316
Smithfield Foods, Inc.*	18,500	383,690
Tyson Foods Incorporated	18,200	348,530
Whole Foods Market, Inc.*	9,300	336,195
Total For Consumer Staples: 6.8%		$2,949,861

Aeropostale, Inc.*	10,200	294,066
Autoliv Inc.*	6,300	324,639
Big Lots, Inc.*	11,300	411,546
CarMax, Inc.*	12,500	314,000
Chico's FAS, Inc.*	19,000	273,980
Clear Channel Outdoor Holdings, Inc.*	26,600	282,226
CTC Media, Inc.*	34,550	594,951
Devry, Inc.	3,500	228,200
Dick's Sporting Goods, Inc.*	12,200	318,542
Discovery Communications, Incorporated*	16,700	564,293
Dollar Tree, Inc.*	5,700	337,554
DreamWorks Animation SKG, Inc.*	7,200	283,680
Federal-Mogul Corporation*	16,000	293,760
GameStop Corp.*	12,100	265,111
ITT Educational Services, Inc.*	2,500	281,200
KB Home	17,100	286,425
Liberty Global Inc.*	12,500	364,500
Limited, Incorporated	18,900	465,318
Netflix, Inc.*	5,800	427,692
Panera Bread - Class A*	3,700	283,013
Penske Automotive Group, Inc.	19,000	273,980
Regal Entertainment Group	17,700	310,989
Ross Stores, Inc.	6,000	320,820
Service Corporation International	35,000	321,300
The TJX Companies, Inc.	7,300	310,396
Thor Industries, Inc.	9,000	271,890
Wendy's Arby's Group, Inc.	53,900	269,500
Whirlpool Corporation	3,800	331,550
Williams-Sonoma, Inc.	19,800	520,542
Total For Consumer Discretionary: 22.7%		$9,825,663

Atwood Oceanics, Inc.*	10,400	360,152
Quicksilver Resources, Inc.*	20,500	288,435
Total For Energy: 1.5%		$648,587

Allied World Assurance Holdings, Limited	6,000	269,100
American International Group, Inc.*	12,300	419,922
Ameriprise Financial, Inc.	7,000	317,520
Aspen Insurance Holdings Limited	10,600	305,704
Chimera Investment Corporation	69,800	271,522
Discover Financial	27,900	415,710
Endurance Specialty Holdings, Limited	7,800	289,770
Fidelity National Title Group, Inc.	16,400	243,048
GenWorth Financial, Inc.*	24,300	445,662
Hudson City Bancorp, Inc.	51,500	729,755
Keycorp	40,600	314,650
Lender Processing Services, Inc.	7,200	271,800
New York Community Bancorp, Inc.	23,900	395,306
Old Republic International Corporation	21,900	277,692
OneBeacon Insurance Group, Ltd.	20,500	353,625
Protective Life Corporation	13,800	303,462
Realty Income Corporation	10,400	319,176
Reinsurance Group of America	6,300	330,876
Transatlantic Holdings, Inc.	5,300	279,840
Unitrin, Inc.	14,600	409,530
Validus Holdings, Ltd.	11,100	305,583
Total For Financial Services: 16.8%		$7,269,253

Allscripts-Misys Healthcare Solutions*	15,400	301,532
AmerisourceBergen Corporation	40,000	1,156,800
Community Health Systems Inc.*	9,300	343,449
Coventry Heatlh Care, Inc.*	14,500	358,440
Endo Pharmaceutical Holdings, Inc.*	9,500	225,055
Health Management Associates, Inc. - Class A*	107,000	920,200
Humana Incorporated*	8,500	397,545
Perrigo Company	6,700	393,424
ResMed Inc.*	5,000	318,250
Tenet Healthcare*	80,000	457,600
The Cooper Companies, Inc.	8,300	322,704
Universal Health Services, Inc.	9,600	336,864
Valeant Pharmaceuticals International*	8,700	373,317
Warner Chilcott PLC*	11,700	298,584
Total For Health Care: 14.3%		$6,203,764

Advanced Micro Devices, Inc.*	34,800	322,596
ANSYS, Inc.*	8,400	362,754
Brocade Communication Systems, Inc.*	50,300	287,213
Computer Sciences Corporation*	12,800	697,472
Convergys Corporation*	24,100	295,466
Dolby Laboratories Inc. - Class A*	5,800	340,286
Echostar Corporation*	14,500	294,060
Factset Research Systems, Inc.	5,000	366,850
Fairchild Semiconductor International*	32,400	345,060
Harris Corporation	5,900	280,191
Jabil Circuit, Inc.	28,400	459,796
Marvell Technology Group, Limited	14,700	300,174
SanDisk Corporation*	10,200	353,226
Seagate Technology*	14,800	270,248
Tech Data Corporation*	7,500	314,250
Vishay Intertechnology*	39,300	402,039
Western Digital Corp.*	7,800	304,122
Total For Information Technology: 13.8%		$5,995,803

Constellation Energy Group, Inc.	8,300	291,413
CMS Energy Corporation	14,500	224,170
Ormat Technologies, Inc.	6,100	171,654
Total For Utilities: 1.6%		$687,237

Total Common Stocks: 95.2%		$41,288,276
(Common Stock Identified Cost $31,493,683)

Real Estate Investment Trusts (REIT)

Brandywine Realty Trust	32,000	390,720
CB Richard Ellis Group, Inc.*	21,100	334,435
Corporate Office Properties Trust	7,500	300,975
Duke Realty Corporation	24,000	297,600
HRPT Properties Trust	61,600	479,248
Total REIT: 4.2%		$1,802,978
(REIT Identified Cost $1,358,697)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.08% yield **		224,012
Total Cash Equivalents: 0.5%		$224,012
(Cash Equivalents Identified Cost $224,012)

Total Portfolio Value: 99.9%		$43,315,266
(Total Portfolio Identified Cost $33,076,392)

Other Assets Less Liabilities: 0.1%		$2,124

Total Net Assets: 100.0%		$43,317,390

* Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of March 31, 2010

Common Stocks

	Shares	Fair Value

AEP Industries Inc.*	1,600	41,632
Boise Inc.*	24,300	148,959
China Green Agriculture, Inc.*	3,000	42,000
Clearwater Paper Corp.*	900	44,325
General Steel Holdings, Inc.*	7,300	30,003
Glatfelter	4,200	60,858
Innospec Inc.	4,000	45,440
OMNOVA Solutions, Inc.*	9,200	72,220
Sutor Technology Group, Limited*	16,600	48,140
Total For Materials: 7.8%		$533,577

Apac Customer Services Inc.*	8,400	48,300
Astronics Corporation*	5,500	53,955
Diamond Mgt. & Technology Consultants Inc.	6,500	51,025
EnerNOC, Inc.*	1,600	47,488
Force Protection, Inc.*	7,900	47,558
GenCorp Inc.*	5,400	31,104
Powell Industries, Inc.*	1,200	39,036
Total For Industrials: 4.6%		$318,466

Central Garden and Pet Company*	5,500	50,380
Medifast, Inc.*	3,600	90,468
Zhongpin, Inc.*	5,400	68,580
Total For Consumer Staples: 3.0%		$209,428

American Greetings Corporation	2,100	43,764
Big 5 Sporting Goods Corporation	3,000	45,660
Carrols Restaurant Group, Inc.*	6,300	42,840
Core Mark Holding Company, Inc.*	2,300	70,403
Corinthian Colleges, Inc.*	2,600	45,734
Dolan Media*	3,200	34,784
Fuqi International, Inc.*	2,200	24,002
Gaiam, Inc.	6,700	55,610
Kirkland's Inc.*	2,800	58,800
Landry's Restaurants, Inc.*	2,300	41,216
La-Z-Boy, Inc.*	4,800	60,192
Lincoln Educational Services Corporation*	1,500	37,950
LodgeNet Interactive Corporation*	8,400	58,548
Monro Muffler Brake, Inc.*	1,500	53,640
Overstock.com, Inc.*	2,800	45,444
Retail Ventures, Inc.*	14,000	133,140
Scholastic Corporation	1,500	42,000
Sealy Corporation*	14,300	50,050
Smith & Wesson Holding Corporation*	12,000	45,480
Sport Supply Group, Inc.	4,700	63,168
Standard Motor Products, Inc.*	5,200	51,584
Standard Pacific Corporation*	11,600	52,432
Stein Mart, Inc.*	4,200	37,926
The Pep Boys, Inc.	5,200	52,260
Tuesday Morning Corporation*	9,800	64,582
U.S. Auto Parts Network, Inc.*	9,000	67,680
Universal Technical Institute, Inc.*	2,000	45,640
World Wrestling Entertainment, Inc.	2,800	48,440
Total For Consumer Discretionary: 21.4%		$1,472,969

ATP Oil & Gas Corporation*	2,400	45,144
Englobal Corporation*	10,600	29,362
Geokinetics Inc.*	8,400	60,564
International Coal Group, Inc.*	15,500	70,835
PHI Inc.*	2,400	50,832
TGC Industries, Inc.*	10,900	44,036
Total For Energy: 4.4%		$300,773

Advance America Cash Advance Centers Inc.	8,500	49,470
American Equity Investment Life Holding*	6,200	66,030
BGC Partners, Inc.	10,700	65,377
Boston Private Financial Holdings, Inc.	6,900	50,853
Cardtronics, Inc.*	4,500	56,565
Cash America International, Inc.*	1,200	47,376
Crawford and Company - Class B*	6,700	27,269
Encore Cap Group*	4,600	46,644
Evercore Partners, Inc.	1,600	48,000
EZCORP, Inc.*	2,400	49,440
FBL Financial Group	3,500	57,575
First Defiance Financial	2,600	63,648
First Financial Holdings, Inc.	3,800	57,228
Flushing Financial Corporation	4,000	50,640
GFI Group Inc.	2,400	31,272
International Assets Holding Corporation*	9,700	56,163
JMP Group, Inc.	5,600	47,600
Montpelier Re Holdings Limited	2,700	45,387
MVC Capital, Inc.	3,800	51,566
NARA Bancorp, Inc.*	5,300	46,428
Nymagic, Inc.	2,700	57,321
Pacific Capital Bancorp*	40,000	72,400
Rewards Network Inc.*	3,300	44,220
Rewards Network, Inc.*	7,900	40,843
SeaBright Insurance Holdings, Inc.	4,400	48,444
The First Marblehead Corporation	17,600	49,984
Tree.com Inc.*	4,100	37,515
Wilshire Bancorp, Inc.	5,000	55,150
World Acceptance Corp*	2,000	72,160
Total For Financial Services: 21.7%		$1,492,568

American Dental Partners, Inc.*	3,600	46,980
BioScrip Inc.*	7,200	57,528
Cambrex Corporation*	10,200	41,310
Continucare Corporation*	16,200	60,264
Cubist Pharmaceuticals, Inc.*	3,300	74,382
Cyberonics*	2,400	45,984
Endologix, Inc.*	10,000	40,400
Hi-Tech Pharmacal Co.*	2,200	48,708
IPC The Hospitalist Company, Inc.*	1,600	56,176
Kindred Healthcare*	2,400	43,320
LHC Group, Inc.*	1,200	40,236
Medical Action Industries*	3,700	45,399
Merge Healthcare Inc.*	13,900	28,773
Micrus Endovascular Corporation*	2,400	47,328
NovaMed, Inc.*	10,200	34,680
Par Pharmaceutical Companies, Inc.*	2,300	57,040
Quidel Corporation*	3,400	49,436
Radnet, Inc.*	16,300	51,834
Rehabcare Group*	2,000	54,540
SciClone Pharmaceuticals, Inc.*	18,500	65,305
Synta Pharmaceuticals Corporation*	10,500	45,255
The Providence Service Corporation*	3,400	51,646
Virtual Radiologic Corporation*	4,300	47,300
Total For Health Care: 16.5%		$1,133,824

ArcSight Inc.*	1,800	50,670
Aruba Networks, Inc.*	4,900	66,934
Atheros Communications, Inc.*	1,300	50,323
Entropic Communications, Inc.*	13,100	66,548
Hughes Communications Inc.*	3,000	83,550
InfoSpace, Inc.*	4,400	48,620
Insight Enterprises, Inc.*	4,300	61,748
Interactive Intelligence*	2,700	50,463
NCI, Inc.*	1,600	48,368
Novatel Wireless, Inc.*	5,100	34,323
NVE Corporation*	900	40,770
Oplink Communications, Inc.*	3,000	55,620
PAR Technology Corporation*	6,900	41,745
PC Mall, Inc.*	10,600	53,636
Photronics, Inc.*	11,600	59,160
Quantum Corporation*	37,000	97,310
RF Micro Devices, Inc.*	11,200	55,776
Saba Software, Inc.*	11,200	55,440
Sigma Designs, Inc.*	4,100	48,093
STEC, Inc.*	3,200	38,336
Telecommunications Systems, Inc. - Class A*	8,800	64,592
TeleTech Holdings Inc.*	3,300	56,364
TNS, Inc.*	1,700	37,910
Total For Information Technology: 18.4%		$1,266,299

Total Common Stocks: 97.8%		$6,727,904
(Common Stock Identified Cost $5,858,557)

Real Estate Investment Trusts (REITs)
Agree Realty Corporation	2,300	52,578
Associated Estates Realty Corporation	4,400	60,676
Total REITs: 1.6%		$113,254
(REITs Identified Cost $114,566)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.08% yield **		66,188
Total Cash Equivalents: 1.0%		$66,188
(Cash Equivalents Identified Cost $66,188)

Total Portfolio Value: 100.4%		$6,907,346
(Total Portfolio Identified Cost $6,039,311)

Liabilities Less Other Assets: (0.4)%		$-24,771

Total Net Assets: 100.0%		$6,882,575

* Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.

REALTY FUND	Portfolio of Investments as of March 31, 2010

Real Estate Investment Trusts
	Shares	Fair Value

Apartment Investment and Management, Co. - Class A	3,088	56,850
Avalon Bay Communities, Inc.	3,149	271,916
BRE Properties, Inc.	3,500	125,125
Equity Residential Properties Trust	7,500	293,625
Essex Property Trust, Inc.	1,870	168,207
United Dominion Realty Trust, Inc.	10,807	190,635
Total Apartments: 15.2%		$1,106,358

Vornado Realty Trust	5,560	420,892
Total Diversified: 5.8%		$420,892

Health Care Property Investors	11,800	389,400
Health Care REIT	6,200	280,426
Total Health Care: 9.2%		$669,826

Health Care Realty Trust, Inc.	2,800	65,212
Hospitality Property Trust	4,000	95,800
Host Hotels and Resorts	26,954	394,876
Senior Housing Properties Trust	9,500	210,425
Total Lodging and Hotels: 10.5%		$766,313

Plum Creek Timber Co., Inc.	6,000	233,460
Total Materials: 3.2%		$233,460

Alexandria Real Estate	3,000	202,800
AMB Property Corporation	5,700	155,268
Biomed Realty Trust	4,500	74,430
Boston Properties, Inc.	4,500	339,480
Corporate Office Properties Trust	2,000	80,260
Digital Realty Trust, Inc.	2,000	108,400
Kilroy Realty Corporation	3,545	109,328
Liberty Property Trust	4,861	164,982
Mack-Cali Realty Corporation	2,500	88,125
Prologis Trust	11,375	150,150
Total Office and Industrial: 20.2%		$1,473,223

CBL & Associates Properties	3,194	43,758
Developers Diversified Realty Corp	5,880	71,560
Equity One	7,000	132,230
Federal Realty Investment Trust	2,000	145,620
Kimco Realty Corporation	11,767	184,036
Macerich Company	3,592	137,610
National Retail Properties Inc.	9,000	205,470
Regency Centers Corporation	5,575	208,895
Simon Property Group, Inc.	6,829	572,953
SL Green Realty Corp	1,467	84,015
Tanger Factory Outlet Centers, Inc.	1,500	64,740
Taubman Centers, Inc.	2,200	87,824
Weingarten Realty Investors	5,413	116,704
Total Retail: 28.2%		$2,055,415

Public Storage, Inc.	5,000	459,950
Total Storage: 6.3%		$459,950

Total Real Estate Investment Trusts: 98.6%		$7,185,437
(Common Stock Identified Cost $4,846,101)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.08% yield *		90,974
Total Cash Equivalents: 1.2%		$90,974
(Cash Equivalents Identified Cost $90,974)

Total Portfolio Value: 99.8%		$7,276,411
(Total Portfolio Identified Cost $4,937,075)

Other Assets Less Liabilities: 0.2%		$16,396

Total Net Assets: 100.0%		$7,292,807

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2010

Common Stocks

	Shares	Fair Value

Agrium Inc.	590	41,672
Air Liquide AS - ADR	1,090	26,236
Anglo American PLC - ADR	1,430	30,945
Anglo Platinum Limited - ADR	340	34,921
Arcelormittal - NY Registered Shares	970	42,593
BASF SE - ADR	450	28,035
BHP Billiton Ltd - ADR	1,340	107,629
BHP Billiton PLC - ADR	410	28,056
Cemex S.A. De C.V. - ADR*	2,891	29,517
Lihir Gold Limited - ADR	1,390	39,142
Nippon Steel Corporation - ADR	930	36,289
Potash Corporation of Saskatchewan Inc.	1,150	137,253
Rio Tinto PLC - ADR	200	47,346
Sociedad Quimica - ADR	940	35,147
Syngenta AG - ADR	560	31,086
Vale S.A. - ADR	1,810	58,264
Total For Materials: 10.9%		$754,130

Abb Ltd. - ADR*	1,640	35,818
BAE Systems PLC - ADR	1,660	37,250
Canadian National Railway Company - ADR	840	50,896
Chicago Bridge & Iron Co. NV - ADR	1,400	32,564
CNH Global N.V. - ADR	1,310	40,283
Itochu Corporation - ADR	350	30,503
Komatsu Limited - ADR	2,660	56,099
Koninklijke Philips El-Ny Shares (New) - ADR	970	31,059
Mitsubishi Corporation - ADR	1,280	67,328
Mitsui & Co., Ltd - ADR	250	83,928
Secom Corporation Limited - ADR	270	23,544
Siemens Ag - ADR	590	58,982
Tata Motors Limited - ADR	2,700	49,842
Vestas Wind Systems A/S - ADR*	1,100	19,866
Volvo AB - ADR	4,430	44,433
Wolseley PLC - ADR	18,200	43,134
Total For Industrials: 10.2%		$705,528

America Movil - Series L - ADR	830	41,782
China Mobile (Hong Kong) Limited - ADR	1,540	74,105
Deutsche Telekom AG - ADR	3,050	41,175
France Telecom SA - ADR	1,596	38,352
Millicom International Cellular SA - ADR	340	30,311
MTN Group Limited - ADR	2,390	36,926
Nippon Telegraph And Telephone Corporation - ADR	1,930	40,569
Rogers Communications, Inc. Class B	730	24,915
Telefonica SA - ADR	350	24,885
Telefonos De Mexico-Class L - ADR	2,350	36,660
Tele Norte Leste Participacoes S.A. - ADR	1,310	23,135
Vivo Participacoes S.A. - ADR	1,220	33,074
Vodafone Group PLC - ADR	1,290	30,070
Total For Telecomm Services: 6.9%		$475,958

Carrefour SA - ADR	3,880	37,132
Coca-Cola Amatil Limited - ADR	1,260	25,956
CIA Brasileira - ADR	350	23,531
Groupe Danone - ADR*	3,073	36,722
J Sainsbury PLC - ADR	1,500	29,640
Koninklijke Ahold NV - ADR	1,560	20,670
L'Oreal - ADR	1,050	22,155
Nestle S A - ADR	900	46,053
Tesco PLC - ADR	3,440	68,284
Unilever PLC - ADR	1,530	44,798
Unilever N.V. (Netherlands) - ADR - NY Registered Shares	760	22,922
Wal-Mart De Mexico SA - ADR	1,170	59,904
Total For Consumer Staples: 6.4%		$437,766

Adidas AG - ADR	1,400	37,380
Carnival PLC - ADR	760	31,114
DaimlerChrysler AG	750	35,258
Hennes & Mauritz - ADR	3,700	48,137
Honda Motor Company, Ltd. - ADR	1,160	40,936
Makita Corporation - ADR	700	23,205
Marks and Spencer Group PLC - ADR	3,450	38,640
Sony Corporation - ADR	1,450	55,564
Toppan Printing - ADR	800	35,600
Toyota Motor Corporation - ADR	1,430	115,001
Vivendi - ADR	1,211	32,334
Volkswagen AG - ADR	1,620	31,752
Total For Consumer Discretionary: 7.6%		$524,921

BG Group PLC - ADR	390	33,833
BP PLC - ADR	1,390	79,327
CNOOC Limited - ADR	840	138,667
Core Laboratories N.V.	440	57,552
Eni S.P.A. - ADR	620	29,097
Gazprom Oao - ADR	1,530	35,909
Petrochina Co Ltd - ADR	580	67,988
Petroleo Brasileiro S.A. - ADR	2,800	124,600
Royal Dutch Shell PLC - Class B - ADR	1,060	58,650
Sasol Ltd - ADR	540	22,286
Statoil ASA - ADR	5,600	130,648
Tenaris SA - ADR	1,100	47,234
Total SA - ADR	1,000	58,020
Transocean Ltd.*	790	68,240
Woodside Petroleum - ADR	560	24,074
Total For Energy: 14.2%		$976,125

Allianz AG ADR	3,100	38,750
Australia and New Zealand Banking Group Limited - ADR	3,440	79,602
Banco Bilbao Vizcaya Argentaria S.A. - ADR	2,890	39,564
Banco Bradesco - ADR	2,529	46,609
Banco de Chile - ADR	720	41,659
Itau Unibanco Holding SA - ADR	3,102	68,213
Banco Santander Central Hispano, SA - ADR	6,676	88,591
Bank of Montreal	870	52,809
Bank of Nova Scotia	1,070	53,521
Barclays PLC - ADR	2,250	48,938
BNP Paribas - ADR	950	36,338
Cheung Kong (Holdings) Limited - ADR	2,830	36,026
China Life Insurance Co., Limited - ADR	700	50,428
Credit Suisse Group - ADR	980	50,352
HDFC Bank Limited - ADR	320	44,605
HSBC Holdings PLC - ADR	2,114	107,159
Icici Bank Limited - ADR	1,040	44,408
Intesa Sanpaolo - ADR	1,170	26,068
Jardine Matheson Holdings Limited - ADR	840	28,367
KB Financial Group, Inc. - ADR*	1,296	62,156
Manulife Financial Corporation	1,520	29,929
Mitsubishi Estate Company Ltd - ADR	220	36,384
Mitsubishi UFJ Financial Group Inc. - ADR	6,200	32,426
National Australia Bank Limited - ADR	2,130	53,697
Orix Corporation - ADR	1,040	45,874
Royal Bank of Canada	920	53,682
Societe Generale S.A. - ADR	3,700	46,509
Sumitomo Corporation - ADR	4,130	47,619
Sumitomo Mitsui Financial Group - ADR	8,940	29,055
Sun Hung Kai Properties Limited Sp - ADR	1,850	27,713
Tokio Marine Holdings, Incorporated - ADR	1,140	32,148
Toronto Dominion Bank	520	38,782
United Overseas Bank Ltd - ADR	1,340	36,622
Zurich Financial Services AG - ADR	1,140	29,070
Total For Financial Services: 23.0%		$1,583,671

Bayer AG - ADR	960	64,944
Covidien PLC	1,200	60,336
Glaxosmithkline PLC - ADR	1,700	65,484
Novartis AG - ADR	2,350	127,135
Novo Nordisk A/S - ADR	450	34,704
Roche Holdings Limited - ADR	890	36,063
Sanofi-Aventis - ADR	3,290	122,914
Takeda Pharmaceutical Co. Ltd. - ADR	1,020	22,338
Total For Health Care: 7.8%		$533,918

Accenture PLC - Class A	1,920	80,544
ASML Holdings NV	910	32,214
Baidu, Inc.*	90	53,730
Infosys Technologies - ADR	530	31,169
Nintendo Co., Ltd. - ADR	2,170	90,381
Nokia Corporation - ADR	5,080	78,943
Research In Motion Ltd.*	1,000	73,970
SAP AG - ADR	420	20,231
SINA Corporation*	910	34,298
Taiwan Semiconductor Manufacturing Company, Limited - ADR	3,060	32,099
Trend Micro Incorporated - ADR*	660	22,968
United Microelectronics - ADR	7,430	27,937
Total For Information Technology: 8.4%		$578,485

E. On AG - ADR	880	32,463
Enel Spa - ADR	7,000	38,850
Enersis SA - ADR	1,400	27,986
Iberdrola SA - ADR	450	15,233
International Power PLC - ADR	830	40,363
RWE AG - ADR	380	33,782
Scottish & Southern Energy PLC - ADR	1,650	27,522
Veolia Environnement - ADR	1,030	35,607
Total For Utilities: 3.7%		$251,806

Total Common Stocks: 99.1%		$6,822,307
(Common Stock Identified Cost $5,670,066)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.08% yield **		52,407
Total Cash Equivalents: 0.8%		$52,407
(Cash Equivalents Identified Cost $52,407)

Total Portfolio Value: 99.9%		$6,874,714
(Total Portfolio Identified Cost $5,722,473)

Other Assets Less Liabilities: 0.1%		$6,602

Total Net Assets: 100.0%		$6,881,316

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.
ADR - American Depository Receipt

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2010

Fixed Income Securities - Bonds
	Face	Fair Value

Abbott Laboratories Senior Unsecured Notes, 5.600% Due 05/15/2011	2,786,000	2,928,663
American Express Centurion Senior Unsecured Notes, 5.550% Due 10/17/2012	1,417,000	1,527,519
American Express, 4.875% Due 07/15/2013	1,400,000	1,477,781
Bank of America Corporation Senior Notes, 7.375% Due 05/15/2014	490,000	551,025
Bank of America Corporation Senior Unsecured Notes, 5.125% Due 11/15/2014	1,455,000	1,510,299
Bank of America Subordinated, 5.420% Due 03/15/2017	1,400,000	1,385,521
Bank of New York Mellon NA Subordinated Notes, 5.450% Due 04/01/2016	1,610,000	1,728,535
Bank of New York Mellon Senior Unsecured Notes, 5.450% Due 05/15/2019	1,000,000	1,060,543
BB&T Corporation Subordinated Notes, 4.75% Due 10/01/2012	1,000,000	1,055,140
BB&T Corporation Subordinated Notes, 4.900% Due 06/30/2017	1,030,000	1,023,894
Branch Banking & Trust Subordinated, 5.625% Due 09/15/2016	1,500,000	1,576,014
Citigroup Incorporated Subordinated Notes, 5.000% Due 09/15/2014	1,500,000	1,499,363
Citigroup Incorporated Unsecured Notes, 5.250% Due 02/27/2012	1,500,000	1,571,646
Equity Residential Properties Senior Unsecured Notes, 5.125% Due 03/15/2016	1,490,000	1,534,246
Fifth Third Bank Subordinated Notes, 5.450% Due 01/15/2017	1,230,000	1,217,979
JP Morgan Chase & Company Senior Unsecured Notes, 6.000% Due 01/15/2018	2,000,000	2,171,404
JP Morgan Co. (Formerly Bank One Corp.) Subordinated Notes, 5.900% Due 11/15/2011	1,000,000	1,067,311
JP Morgan Co. (Formerly Bank One Corp.), 5.250% Due 01/30/2013	500,000	537,711
Key Bank NA Subordinated Notes, 5.800% Due 07/01/2014	1,560,000	1,596,963
Mellon Funding Corp Subordinated Notes, 5.500% Due 11/15/2018	1,501,000	1,555,010
Morgan Stanley Notes, 5.050% Due 01/21/2011	1,000,000	1,032,545
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/2014	1,500,000	1,620,206
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/2014	500,000	510,999
PNC Funding Corporation Bank Guaranteed Notes, 5.625% Due 02/01/2017	410,000	423,052
PNC Funding Corporation, 5.2500% Due 11/15/2015	2,567,000	2,701,744
US Bank NA Notes, 6.375% Due 08/01/2011	1,400,000	1,491,146
US Bank NA Subordinated Notes, 4.950% Due 10/30/2014	447,000	476,360
US Bank NA Subordinated Notes, 6.300% Due 02/04/2014	1,980,000	2,208,132
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/2014	800,000	841,120
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/2013	1,400,000	1,480,207
Wells Fargo Financial Notes, 6.125% Due 04/18/2012	1,800,000	1,923,176
Bank and Finance: 25.3%		$43,285,251

Federal Farm Credit Bank, 4.150% Due 03/25/2015	778,000	828,852
Federal Farm Credit Bank, 4.500% Due 10/17/2012	1,115,000	1,196,740
Federal National Mortgage Assoc., 2.500% Due 12/17/2015	5,410,000	5,367,688
Tennessee Valley Authority, 5.625% Due 01/18/2011	2,000,000	2,083,270
Tennessee Valley Authority, 6.000% Due 03/15/2013	2,875,000	3,227,869
Tennessee Valley Authority, 7.125% Due 05/01/2030	6,780,000	8,350,065
United States Government Agency Obligations: 12.3%.		$21,054,484

United States Treasury Note, 4.250% Due 08/15/2013	600,000	649,501
United States Treasury Note, 4.375% Due 08/15/2012	1,000,000	1,074,844
United States Treasury Note, 4.500% Due 11/30/2011	3,000,000	3,183,282
United States Treasury Note, 4.750% Due 05/15/2014	3,200,000	3,534,003
United States Treasury Note, 5.750% Due 08/15/2010	1,180,000	1,204,845
United States Government Obligations: 5.7%		$9,646,475

American Home Products Step Up Coupon, 6.950% Due 03/15/2011	2,000,000	2,121,280
Emerson Electric Corporation Senior Notes, 5.125% Due 12/01/2016	1,700,000	1,828,459
General Electric Capital Corp., 5.000% Due 02/01/2013	2,500,000	2,696,715
General Electric Capital Corp., 5.400% Due 02/15/2017	1,500,000	1,571,436
General Electric Capital Corp., 6.000% Due 06/15/2012	600,000	650,626
General Mills Inc. Senior Unsecured Notes, 6.000% Due 02/15/2012	1,480,000	1,610,293
Hershey Foods, 6.950% Due 08/15/2012	1,055,000	1,184,224
IBM Corporation Notes, 7.625% Due 10/15/2018	2,260,000	2,787,014
Kellogg Company Senior Unsecured Notes, 5.125% Due 12/03/2012	1,530,000	1,658,047
Kroger Company Senior Unsecured Notes, 6.800% Due 04/01/2011	1,200,000	1,263,311
Kroger Company Senior Unsecured Notes, 7.500% Due 01/15/2014	760,000	877,568
Lowes Companies, Inc., 8.250% Due 06/01/2010	500,000	504,808
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/2019	2,070,000	2,197,864
Pepsico Inc. Senior Unsecured Notes, 4.650% Due 02/15/2013	500,000	620,282
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	1,875,000	2,023,941
Potash Corporation of Saskatchewan Senior Unsecured Notes, 4.875% Due 03/01/2013	1,000,000	1,065,239
Potash Corporation of Saskatchewan Senior Unsecured Notes, 5.250% Due 05/15/14	1,000,000	1,081,101
Procter & Gamble Company Notes, 4.700% Due 02/15/2019	745,000	765,408
Procter & Gamble Company Senior Unsecured Notes, 8.000% Due 10/26/29	2,165,000	2,802,201
Procter & Gamble Company, 5.500% Due 02/01/2034	1,000,000	1,003,882
Target Corporation Notes, 6.350% Due 01/15/2011	1,000,000	1,046,734
Transocean Ltd. Senior Unsecured Notes, 5.250% Due 03/15/2013	1,350,000	1,457,469
United Technologies Corporation Senior Notes, 5.375% Due 12/15/2017	340,000	367,294
United Technologies Corporation Senior Unsecured Notes, 6.125% Due 02/01/2019	2,150,000	2,422,442
United Technologies Corporation, 6.100% Due 05/15/2012	675,000	738,565
Wal-Mart Stores Senior Unsecured Notes 7.550% Due 02/15/30	4,000,000	4,943,884
XTO Energy Incorporated Senior Unsecured Notes, 5.900% Due 08/01/2012	1,515,000	1,663,731
Industrials: 25.1%		$42,953,816

Fannie Mae 15 YR MBS, 5.000% Due 12/01/2019	1,156,429	1,234,274
Fannie Mae 30 YR MBS, 6.000% Due 08/01/2034	1,488,759	1,615,792
Fannie Mae MBS, Series 253300, 7.500% Due 05/01/2020	6,144	6,954
FHLMC Pool 780439, 2.734% Due 04/01/2033	331,669	343,046
FHLMC, CMO Pool 3098 Class KE, 5.500% Due 09/15/2034	2,500,000	2,652,605
Freddie Mac 15 Year Gold, 7.000% Due 03/01/2011	1,650,000	1,763,190
Freddie Mac CMO Pool 2877 Class AL, 5.000% Due 10/15/2024	783	797
Freddie Mac CMO Series 2617 Class DN, 4.500% Due 10/15/2030	900,000	936,473
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/2025	1,000,000	1,080,912
Freddie Mac CMO Series 3287 Class GC, 5.500% Due 08/15/2034	1,150,000	1,217,904
Freddie Mac CMO Series 3499 Class PA, (6.500% 30 Year Collateral) 4.500% Due 08/15/36	5,473,877	5,759,695
Freddie Mac MBS, 8.000% Due 06/01/2030	8,706	10,046
Ginnie Mae Pool 2658, 6.500% Due 10/20/2028	81,547	90,137
Government National Mortgage Assoc. GNMA II Pool 2945, 7.500% Due 07/20/2030	2,856	3,220
Government National Mortgage Assoc. II JM 30 YR MBS, 5.5000% Due 07/20/2038	996,745	1,047,170
Government National Mortgage Assoc. Pool 780400, 7.000% Due 12/15/2025	10,387	11,642
Government National Mortgage Assoc. Pool 780420, 7.500% Due 08/15/2026	5,781	6,533
Government National Mortgage Assoc. Pool 781397, 5.500% Due 02/15/2017	132,247	142,555
Government Agency Obligations - Mortgage Backed Securities: 10.5%		$17,922,946

AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/2013	2,825,000	3,223,571
Duke Energy Carolinas First Mortgage 5.750% Due 11/15/2013	527,000	587,582
Duke Energy Corporation Senior Unsecured Notes, 6.300% Due 02/01/14	2,475,000	2,757,133
Florida Power & Light Group Capital, 4.850% Due 02/01/2013	794,000	853,811
Georgia Power Company Senior Notes, 5.125% Due 11/15/2012	275,000	298,382
Georgia Power Company, 5.250% Due 12/15/2015	1,000,000	1,095,765
GTE Corporation Debentures 6.940% Due 04/15/28	35,000	36,746
Gulf Power Company Senior Notes, 5.300% Due 12/01/2016	1,195,000	1,264,498
Midamerican Energy Holdings Senior Unsecured Notes, 3.150% Due 07/15/2012	2,500,000	2,562,233
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,338,757
National Rural Utilities Collateral Trust, 4.375% Due 10/01/2010	1,500,000	1,528,652
National Rural Utilities Collateral Trust, 5.500% Due 07/01/2013	375,000	410,924
Southern Company Senior Unsecured Notes, 5.300% Due 01/15/2012	500,000	531,564
Verizon Communications Senior Unsecured Notes, 4.350% Due 02/15/2013	3,000,000	3,182,037
Virginia Electric & Power Company Senior Unsecured Notes 4.500% Due 12/15/2010	625,000	641,349
Utilities: 11.9%		$20,313,003

Cuyahoga County OH General Obligation Ltd. Build America Bonds, 6.034% Due 12/01/2034	3,000,000	3,084,210
Florida Atlantic University Capital Improvement Revenue - Federally Taxable
Build America Bonds 6.249% Due 07/01/20	1,000,000	1,030,850
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100) 7.589% Due 07/01/37	2,500,000	2,633,325
University of Washington Revenue Build America Bonds, 5.400% Due 06/01/2036	3,000,000	2,863,410
Taxable Municipal: 5.6%		9,611,795

Total Fixed Income: 96.4%		$164,787,771
(Fixed Income Identified Cost $158,544,245)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.08% yield *		4,308,405
Total Cash Equivalents: 2.5%		$4,308,405
(Cash Equivalents Identified Cost $4,308,405)

Total Portfolio Value: 98.9%		$169,096,176
(Total Portfolio Identified Cost $162,852,650)

Other Assets Less Liabilities: 1.1%		$1,894,245

Total Net Assets: 100.0%		$170,990,420

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.

(A) Abbreviations:
FHLMC: Federal Home Loan Mortgage Corporation

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2010

Municipal Income Securities - Bonds

	Face	Fair Value

Akron Ohio Refunding, 5.000% Due 12/1/2012	200,000	217,752
Cincinnati, OH, General Obligation, 5.000% Due 12/01/2017	75,000	83,777
Cincinnati, Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	154,794
Dayton, OH, General Obligation (AMBAC Insured), 4.450% Due 12/01/2012	100,000	102,704
Erlanger Kentucky Public Project General Obligation 1.000% Due 05/01/11	120,000	120,166
Gahanna , OH, (AMBAC Insured), 5.000% Due 12/01/2018	400,000	433,500
Mason, OH General Obligation Limited, 4.000% Due 12/01/2020	375,000	388,995
Mentor, OH, General Obligation (MBIA Insured), 5.000% Due 12/01/2015	140,000	159,130
Sharonville Ohio General Obligation, 2.625% Due 12/01/2013	200,000	204,096
Westerville, OH, General Obligation Limited (Callable 12/01/2017 @ $100)
(AMBAC Insured), 5.000% Due 12/01/2024	445,000	483,230
General Obligation - City: 8.7%		$2,348,143

Harris County Texas General Obligation Limited (Callable 10/1/18 @ $100) 5.750% Due 10/01/2025	200,000	241,268
General Obligation - County: 0.9%		$241,268

Avon Lake Ohio General Obligation Limited 2.000% Due 12/01/2011	115,000	116,331
State of Ohio Common Schools - Series A, 4.000% Due 6/15/2010	60,000	60,430
State of Ohio Common Schools - Series C, 5.000% Due 3/15/2017	120,000	129,092
State of Ohio, 5.000% Due 3/01/2015	385,000	417,636
State of Ohio General Obligation, 4.500% Due 5/01/2019	500,000	523,245
State of Ohio General Obligation, 5.250% Due 5/01/2012	175,000	190,118
State of Colorado Higher Education Lease Financing Program
Certificate of Participation (Callable 11/1/18 @ $100), 5.250% Due 11/01/2023	220,000	240,614
General Obligation - State: 6.2%		$1,677,466

Arizona Board of Regents Revenue Arizona State University (Callable 7/1/18 @ $100), 5.750% Due 07/01/2023	300,000	339,885
Florida Atlantic University Finance Corporation Capital Improvement Revenue 5.000% Due 07/01/16	250,000	267,363
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	500,000	550,875
Ohio State University General Receipt Revenue Series A, 4.000% Due 12/01/2012	250,000	268,018
Ohio State University General Receipt Revenue 4.000% Due 12/01/15	785,000	851,866
State of Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	166,393
State of Ohio Higher Education Facility Commission Revenue - Xavier University Project, 5.0000% Due 05/01/2016	150,000	163,919
State of Ohio Higher Educational Facilities Commission Revenue - Xavier University 2.500% Due 05/01/13	125,000	126,255
State of Ohio Higher Educational Facilities Commission Revenue - Xavier University 2.750% Due 05/01/14	100,000	100,922
State of Ohio Higher Educational Facilities Revenue (AMBAC Insured), 5.000% Due 08/01/2012	175,000	190,080
University of Cincinnati, Certificate of Participation, 5.750% Due 12/01/2011	25,000	26,916
University of Cincinnati Ohio General Receipt Revenue, 2.000% Due 06/01/2011	100,000	100,878
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	250,000	265,820
University of Cincinnati Receipt Revenue Series G 5.000% Due 06/01/17	280,000	306,547
Higher Education: 13.7%		$3,725,734

Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	347,043
Hamilton County, OH, Hospital Children's Hospital Medical Center, Series G
(MBIA Insured), 5.250%, Due 5/15/2010	100,000	100,267
Huron County OH Hospital Facility Revenue Fisher-Titus Medical Center, 5.000% Due 12/01/2011	200,000	206,756
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center
(Callable 5/1/19 @ $100), 5.000% Due 05/01/2024	500,000	505,435
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project
(AMBAC Insured), 5.200% Due 09/01/2010	100,000	101,588
Montgomery County, OH, Miami Valley Hospital Series A Revenue, 4.000% Due 11/15/2013	200,000	210,640
State of Ohio Mental Health Facilities Revenue (AMBAC Insured), 5.000% Due 08/01/2012	100,000	108,281
Hospital/Health: 5.8%		$1,580,010

Cleveland, OH, Public Power System Revenue, 5.500% Due 11/15/2013	100,000	105,838
Hamilton, OH Electric, (FSA Insured), 3.600% Due 10/15/2010	200,000	202,526
Ohio Muni Generation Agency (AMBAC Insured), 5.000% Due 2/15/2017	325,000	350,594
Revenue Bonds - Electric: 2.4%		$658,958

Butler County, OH Water and Sewer General Obligation Limited, 2.250% Due 12/01/2012	100,000	102,179
Butler County, OH Water and Sewer General Obligation Limited, 3.500% Due 12/01/2017	400,000	407,804
Cleveland, OH, Waterworks Revenue, Series G (MBIA Insured), 5.500% Due 01/01/2013	100,000	105,337
Green County, OH Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2018	145,000	154,605
Hamilton County, OH Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021	500,000	535,490
Mason, OH Sewer System Revenue Callable 6/1/14 @ $100 (MBIA Insured), 4.850% Due 12/01/2024	340,000	324,683
Nashville and Davidson, TN, 7.700% Due 01/01/2012	10,000	10,821
North Texas Muni Water District Water System Revenue (Callable 9/1/18 @ $100) 5.250% Due 09/01/2022	415,000	462,028
San Antonio Texas Electric and Gas Revenue (Callable 02/01/2015 @ $100), 5.000% Due 02/01/2025	150,000	158,732
State of Ohio Water Development Authority Revenue, 5.000% Due 06/01/2013	250,000	278,560
Washington County, OR Clean Water Services Sewer Revenue
Senior Lien Series A (Callable 10/01/2019 @ $100), 5.250% Due 10/01/2025	290,000	322,251
Revenue Bond - Water & Sewer: 10.6%		$2,862,489

Clermont County, OH Transportation Improvement District Revenue 3.875% Due 12/01/2012	250,000	265,583
Cleveland, OH Parking Facilities Revenue (FSA Insured), 4.000% Due 09/15/2015	150,000	153,536
Cleveland, OH Non Tax Revenue Stadium Project (AMBAC Insured), 5.000% Due 12/01/2014	400,000	448,324
Newport, Kentucky First Mortgage Revenue Court Facilities Project
(Callable 10/1/19 @ $100) 4.000% Due 10/01/2025	500,000	481,520
State of Ohio Major New Infrastructure Revenue (Callable 6/15/18 @ $100) 5.5000% Due 06/15/2020	200,000	227,500
Special Obligation Bonds: 5.8%		$1,576,462

Barberton, OH City School District General Obligation
(Callable 6/1/18 @ $100) (SDCEP Insured), 4.750% Due 12/01/2023	300,000	317,649
Brunswick Ohio School District General Obligation Unlimited, 2.100% Due 12/01/2012	210,000	214,586
Chillicothe, OH City School District GO (FGIC Insured), 4.000% Due 12/01/2018	300,000	307,389
Cincinnati, OH, City School District General Obligation (FGIC Insured), 5.000% Due 12/01/2014	225,000	250,706
Cleveland, OH, Municipal School District, (FGIC Insured), 5.000% Due 12/01/2020	140,000	145,739
Columbus, OH, Linden Elementary Construction (FSA Insured), 5.500% Due 12/01/2021	100,000	108,063
Columbus Ohio City School District School Facilities Construction and Improvement
General Obligation, 4.000% Due 12/01/2023	175,000	177,137
Dayton , OH, City School District, (FGIC Insured), 3.250% Due 12/01/2010	100,000	101,407
Delaware, OH, City School District, General Obligation (MBIA Insured), 5.000% Due 12/01/2020	250,000	263,763
Fairfield, OH, City School District Refunding General Obligation Unlimited
(Callable 12/01/2011 @ $100) (MBIA-IL-RE FGIC Insured), 5.250% Due 12/01/2014	95,000	100,567
Fairfield, OH, (FGIC Insured), 0.000% Due 12/01/2011*	100,000	97,496
Garrett-Keyser-Butler Indiana Middle School Building Corporation
First Mortgage Revenue, 3.000% Due 07/15/2013	290,000	297,378
Girard, OH City School District (FSA Insured), 3.850% Due 12/01/2010	235,000	240,311
Jackson, OH, Local School District Stark and Summit Counties General Obligation Unlimited
(FSA Insured), 5.000% Due 12/01/2014	300,000	333,576
Keller, TX, Independent School District General Obligation Unlimited
(Callable 02/15/19 @ $100), 4.500% Due 02/15/2020	250,000	262,280
Kenton County Kentucky School District Finance Corporation
School Building Revenue (Callable 2/01/2019 @ $100), 4.500% Due 02/01/2025	300,000	301,068
Kentucky Interlocal School Transportation Association Educational Facilities Lease
Certificate of Participation, 2.300% Due 12/01/2014	450,000	438,098
Kings Local, OH, 6.350% Due 12/01/2012	15,000	16,927
Kings Local, OH, 6.400% Due 12/01/2013	150,000	175,037
Mariemont, OH City School District General Obligation
(Callable 6/1/15 @ $100 Sinkable 12/1/21 @ $100) (FSA Insured), 4.400% Due 12/01/2023	515,000	518,517
Marshall County, KY School District Finance Corporation School Building Revenue, 3.000% Due 03/01/2015	250,000	259,718
Mason, OH City Schools (FGIC Insured), 5.000% Due 12/01/2015	135,000	153,064
Medina Ohio City School District General Obligation, 5.000% Due 12/01/2023	280,000	294,104
Milton Union, OH Exempted Village School District GO Limited, 2.000% Due 12/01/2011	195,000	197,673
Nelsonville York, OH City School District GO (SDCEP Insured), 5.000% Due 12/01/2012	270,000	293,522
Reynoldsburg Ohio City School District General Obligation, 5.000% Due 12/01/2020	200,000	222,610
South Vermillion Indiana School Building Corporation
First Mortgage Revenue Sinkable, 3.500% Due 07/15/2013	380,000	396,868
Springboro Ohio City School District General Obligation (AGM Insured) 5.250% Due 12/01/18	310,000	347,724
St. Marys Ohio School District School Facilities Construction and Improvement
General Obligation, 5.000% Due 12/01/2013	200,000	224,180
Sycamore, OH, Community School District, 3.250% Due 12/01/2010	330,000	336,211
Sycamore Ohio Community School District General Obligation, 4.375% Due 12/01/2018	400,000	430,932
Sycamore, OH, Community Unlimited, 5.375% Due 12/01/2013	125,000	141,343
School District: 29.4%		$7,965,641

Iowa Finance Authority Single Family Mortgage Revenue Mortgage Backed Securities Program
(Callable 1/1/2019 @ $100) (GNMA/FNMA/FHLMC Insured), 4.800% Due 07/01/2024	100,000	101,282
Kentucky State Property and Buildings Commission Revenue Series A, 5.000% Due 11/01/2012	205,000	224,268
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C
(Callable 9/1/19 @ $100) (GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	200,000	202,884
Ohio Housing Finance Agency Residential Mortgage Revenue
2009 Series A (Callable 09/01/2018 @ $100), 5.550% Due 09/01/2028	500,000	526,010
Ohio State Dept of Administrative Services, 4.000% Due 09/01/2012	145,000	154,089
Ohio State Dept of Administrative Services Certificate of
Participation (MBIA Insured), 5.000% Due 09/01/2011	255,000	268,839
Ohio State Housing Finance Authority (GNMA Insured) Collateral, 5.100% Due 09/01/2017	70,000	73,758
State of Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	204,775
State of Ohio Cultural Facilities Revenue (FSA Insured), 5.000% Due 10/01/2012	250,000	272,943
State of Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	471,160
State of Ohio Building Authority Revenue Administrative Building Fund Series A, 4.000% Due 10/01/2014	175,000	189,868
State of Ohio Housing Finance Agency Residential Mortgage Revenue Series F
(Callable 9/1/18 @ $100) (FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	440,000	444,682
State of Ohio Parks and Recreation Bonds, 4.350% Due 12/01/2011	100,000	102,153
State of Ohio Parks and Recreation Capital Facilities, (FSA Insured), 5.250% Due 02/01/2018	315,000	346,865
State of Ohio General Obligation Natural Resources - Series J, 5.000% Due 10/01/2013	300,000	336,294
State Agency: 14.5%		$3,919,869

Total Fixed Income - Municipal Bonds: 98.0%		$26,556,040
(Municipal Bonds Identified Cost $25,793,915)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.08% yield**		585,712
Total Cash Equivalents: 2.1%		$585,712
(Cash Equivalents Identified Cost $585,712)

Total Portfolio Value: 100.1%		$27,141,752
(Total Portfolio Identified Cost $26,379,627)

Liabilities Less Other Assets : (0.1%)		$(30,929)

Total Net Assets: 100.0%		$27,110,823

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2010.

The investments in securities are stated at market value. The prices (net asset values) of the shares of each Fund are determined as of 4:00 p.m., Eastern time on each day the New York Stock Exchange is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. Security transactions are accounted for on trade date. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Effective January 1, 2008, the Funds adopted FASB Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2010:

Equity Income Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$5,454,008	$	---	$	---	$5,454,008
Industrials	3,652,584		---		---	3,652,584
Telecomm Services	1,799,731		---		---	1,799,731
Consumer Staples	9,801,243		---		---	9,801,243
Consumer Discretionary	4,213,685		---		---	4,213,685
Energy	6,995,390		---		---	6,995,390
Financial Services	3,808,897		---		---	3,808,897
Health Care	8,253,030		---		---	8,253,030
Information Technology	5,344,589		---		---	5,344,589
Utilities	2,534,799		---		---	2,534,799
Money Market Fund	86,064		---		---	86,064
Total	$51,944,018		$--	$	---	$51,944,018

Growth Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$3,707,373	$	---	$	---	$3,707,373
Industrials	1,856,289		---		---	1,856,289
Consumer Staples	3,354,814		---		---	3,354,814
Consumer Discretionary	4,342,185	---		---	4,342,185
Energy	6,181,677	---		---	6,181,677
Financial Services	4,419,738	---		---	4,419,738
Health Care	9,208,614	---		---	9,208,614
Information Technology	8,297,424	---		---	8,297,424
Utilities	821,610	---		---	821,610
Money Market Fund	118,539	---		---	118,539
Total	$42,308,263	$--	$	---	$42,308,263

Dynamic Growth Fund	Level 1	Level 2	Level 3		Total
Common Stock:
Materials	$1,286,674	$ ---	$	---	$1,286,674
Industrials	1,166,752	---		---	1,166,752
Consumer Staples	763,786	---		---	763,786
Consumer Discretionary	724,936	---		---	724,936
Energy	1,884,807	---		---	1,884,807
Financial Services	1,096,322	---		---	1,096,322
Health Care	2,172,846	---		---	2,172,846
Information Technology	3,507,465	---		---	3,507,465
Money Market Fund	626,037	---		---	626,037
Total	$13,229,624	$--	$	---	$13,229,624

Disciplined Large-Cap Fund	Level 1	Level 2	Level 3		Total
Common Stock:
Materials	$248,982	$ ---	$	---	$248,982
Industrials	367,341	---		---	367,341
Telecomm Services	60,888	---		---	60,888
Consumer Staples	281,355	---		---	281,355
Consumer Discretionary	1,048,284	---		---	1,048,284
Energy	173,646	---		---	173,646
Financial Services	1,624,682	---		---	1,624,682
Health Care	794,301	---		---	794,301
Information Technology	1,199,330	---		---	1,199,330
Utilities	169,548	---		---	169,548
Real Estate Investment Trusts	64,393	---		---	64,393
Money Market Fund	28,985	---		---	28,985
Total	$6,061,736	$--	$	---	$6,061,736

Disciplined Mid-Cap Fund	Level 1	Level 2	Level 3		Total
Common Stock:
Materials	$4,160,227	$ ---	$	---	$4,160,227
Industrials	2,787,377	---		---	2,787,377
Telecomm Services	760,504	---		---	760,504
Consumer Staples	2,949,861	---		---	2,949,861
Consumer Discretionary	9,825,663	---		---	9,825,663
Energy	648,587	---		---	648,587
Financial Services	7,269,253	---		---	7,269,253
Health Care	6,203,764	---		---	6,203,764
Information Technology	5,995,803	---		---	5,995,803
Utilities	687,237	---		---	687,237
Real Estate Investment Trusts	1,802,978	---		---	1,802,978
Money Market Fund	224,012	---		---	224,012
Total	$43,315,266	$--	$	---	$43,315,266

Disciplined Small-Cap Fund	Level 1	Level 2	Level 3		Total
Common Stock:
Materials	$533,577	$ ---	$	---	$533,577
Industrials	318,466	---		---	318,466
Consumer Staples	209,428	---		---	209,428
Consumer Discretionary	1,472,969	---		---	1,472,969
Energy	300,773	---		---	300,773
Financial Services	1,492,568	---		---	1,492,568
Health Care	1,133,824	---		---	1,133,824
Information Technology	1,266,299	---		---	1,266,299
Real Estate Investment Trusts	113,254	---		---	113,254
Money Market Fund	66,188	---		---	66,188
Total	$6,907,346	$--	$	---	$6,907,346

Realty Fund	Level 1	Level 2	Level 3		Total
REIT – Apartments	$1,106,358	$ ---	$	---	$1,106,358
REIT – Diversified	420,892	---		---	420,892
REIT – Healthcare	669,826	---		---	669,826
REIT – Lodging and Hotels	766,313	---		---	766,313
REIT – Materials	233,460	---		---	233,460
REIT – Office and Industrial	1,473,223	---		---	1,473,223
REIT – Retail	2,055,415	---		---	2,055,415
REIT – Storage	459,950	---		---	459,950
Money Market Fund	90,974	---		---	90,974
Total	$7,276,411	$--	$	---	$7,276,411

International Fund	Level 1	Level 2	Level 3		Total
Common Stock:
Materials	$754,130	$ ---	$	---	$754,130
Industrials	705,528	---		---	705,528
Telecomm Services	475,958	---		---	475,958
Consumer Staples	437,766	---		---	437,766
Consumer Discretionary	524,921	---		---	524,921
Energy	976,125	---		---	976,125
Financial Services	1,583,671	---		---	1,583,671
Health Care	533,918	---		---	533,918
Information Technology	578,485	---		---	578,485
Utilities	251,806	---		---	251,806
Money Market Fund	52,407	---		---	52,407
Total	$6,874,714	$ ---	$	---	$6,874,714

Fixed Income Fund	Level 1	Level 2	Level 3		Total
Corporate Bonds*	$ ---	$106,552,070	$	---	$106,552,070
U.S. Government Obligations	---	9,646,475		---	9,646,475
U.S. Government Agency Obligations	---	38,977,430		---	38,977,430
Taxable Municipal Bonds	---	9,611,795		---	9,611,795
Money Market Fund	4,308,405	---		---	4,308,405
Total	$4,308,405	$164,787,771	$	---	$169,096,176

Municipal Income Fund	Level 1	Level 2	Level 3		Total
Municipal Bonds*	$ ---	$26,556,040	$	---	$26,556,040
Money Market Fund	585,712	---		---	585,712
Total	$585,712	$26,556,040	$	---	$27,141,752

JIC Institutional Bond Fund I	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$29,320,218	$	---	$29,320,218
U.S. Agency Obligations		---	16,584,396		---	16,584,396
U.S. Treasury Obligations		---	6,029,329		---	6,029,329
Money Market Fund		4,765,080	---		---	4,765,080
Total		$4,765,080	$51,933,942	$	---	$56,699,022

JIC Institutional Bond Fund II	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$29,149,190	$	---	$29,149,190
U.S. Agency Obligations		---	17,809,148		---	17,809,148
U.S. Treasury Obligations		---	6,805,598		---	6,805,598
Sovereign Bonds		---	1,084,640		---	1,084,640
Taxable Municipal		---	1,053,330		---	1,053,330
Money Market Fund		305,577	---		---	305,577
Total		$305,577	$55,901,905	$	---	56,207,482

JIC Institutional Bond Fund III	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$29,519,892	$	---	$29,519,892
U.S. Agency Obligations		---	16,400,271		---	16,400,271
U.S. Treasury Obligations		---	4,342,096		---	4,342,096
Taxable Municipal		---	1,880,194		---	1,880,194
Money Market Fund		1,523,812	---		---	1,523,812
Total		$1,523,812	$52,142,453	$	---	$53,666,265

Enhanced Return Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$23,722,625	$	---	$23,722,625
U.S. Agency Obligations		---	9,031,637		---	9,031,637
U.S. Treasury Obligations		---	7,491,564		---	7,491,564
Municipal Bonds		---	384,989		---	384,989
Money Market Fund		4,466,263	---		---	4,466,263
Sub-Total		$4,466,263	$40,630,815			$45,097,078
Other Financial Instruments**			751,660			751,660
Total		$4,466,263	$41,382,475	$	---	$45,848,738

*See Schedule of Investments for industry classification.
**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 27, 2010 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date: May 27, 2010

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date: May 27, 2010

* Print the name and title of each signing officer under his or her signature